S000094834 [Member] Expense Example, No Redemption - Man Active Income ETF - Man Active Income ETF	Sep. 16, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	$ 271